Condensed Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (90,838)	$ (2,320,649)
Interest earned on investments held in Trust Account		(14,917)	(25,436)
Payment of formation costs through issuance of Class B ordinary shares	5,000	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(283,057)	105,016
Accounts payable and accrued expenses		67,120
Accrued expenses			1,991,960
Net cash used in operating activities		(316,692)	(249,109)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(115,000,000)
Net cash used in investing activities		(115,000,000)
Cash Flows from Financing Activities:
Repayment of promissory note – related party			(58,063)
Proceeds from sale of Class A ordinary shares, net of underwriting discounts paid		112,700,000
Proceeds from sale of Private Placement Shares		4,300,000
Payments of offering costs		(347,384)
Net cash used in financing activities		116,652,616	(58,063)
Net Change in Cash		1,335,924	(307,172)
Cash – Beginning			1,335,924
Cash – Ending		1,335,924	1,028,752
Non-cash investing and financing activities:
Deferred underwriting fee payable	4,025,000	4,025,000
Accretion of Class A ordinary shares to redemption amount		(6,750,445)
Offering costs paid through promissory note – related party		58,063
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		$ 20,000
Deferred offering costs paid through promissory note	58,063
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 20,000